Cover Page Cover Page	Jul. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 15, 2020
Entity Registrant Name	DICK'S SPORTING GOODS, INC.
Entity Incorporation, State	DE
Entity File Number	001-31463
Entity Tax Identification Number	16-1241537
Entity Address Line One	345 Court Street
Entity Address, City	Coraopolis
Entity Address, State	PA
Entity Address, Postal Zip Code	15108
City Area Code	724
Local Phone Number	273-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DKS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001089063
Amendment Flag	false